EARNINGS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2023
EARNINGS PER SHARE
Schedule of earnings per share, basic and diluted

	Year ended December 31, 2023
	Class A	Class B
	Ordinary	Ordinary	Redeemable
	shares (*)	shares	A shares
Basic earnings per share:
Numerator:
Allocation of undistributed earnings	$44,434	$13,530	$570
Denominator:
Number of shares used in per share computation	41,922,656	12,764,081	537,880
Basic earnings per share	$1.06	$1.06	$1.06
Diluted earnings per share:
Numerator:	$44,434	$13,530	$570
Allocation of undistributed earnings for basic computation
Reallocation of undistributed earnings	60	(27)	(33)
Allocation of undistributed earnings	$44,494	$13,503	$537
Denominator:
Number of shares used in basic computation	41,922,656	12,764,081	537,880
Weighted-average effect of dilutive securities:
Employee stock options and RSUs	2,695,094	775,382	—
Number of shares used in per share computation	44,617,750	13,539,463	537,880
Diluted earnings per share	$1.00	$1.00	$1.00

	Year ended December 31, 2022
	Class A	Class B
	Ordinary	Ordinary	Redeemable A
	shares	shares	shares
Basic earnings per share:
Numerator:
Allocation of undistributed earnings	$14,563	$6,764	$401
Denominator:
Number of shares used in per share computation	35,734,097	16,596,104	983,861
Basic earnings per share	$0.41	$0.41	$0.41
Diluted earnings per share:
Numerator:
Allocation of undistributed earnings for basic computation	$14,563	$6,764	$401
Reallocation of undistributed earnings	(198)	220	(22)
Allocation of undistributed earnings	$14,365	$6,984	$379
Denominator:
Number of shares used in basic computation	35,734,097	16,596,104	983,861
Weighted-average effect of dilutive securities:
Employee stock options and RSUs	1,520,745	1,514,128	—
Number of shares used in per share computation	37,254,842	18,110,232	—
Diluted earnings per share	$0.39	$0.39	$0.39

	Year Ended December 31, 2021
	Class A	Class B	Redeemable A
	Ordinary shares	Ordinary shares	shares
Basic earnings per share:
Numerator:
Allocation of undistributed earnings	$6,905	$6,905	$110
Denominator:
Number of shares used in per share computation	26,130,190	26,130,190	417,806
Basic earnings per share	$0.26	$0.26	$0.26
Diluted earnings per share:
Numerator:
Allocation of undistributed earnings for basic computation	$6,905	$6,905	$110
Reallocation of undistributed earnings	1	1	(2)
Allocation of undistributed earnings	6,906	6,906	108
Denominator:
Number of shares used in basic computation	26,130,190	26,130,190	417,806
Weighted-average effect of dilutive securities:
Employee stock options and RSUs	394,728	394,728	—
Number of shares used in per share computation	26,524,918	26,524,918	417,806
Diluted earnings per share	$0.26	$0.26	$0.26